Share Capital (Repurchase of Common Shares) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Repurchase of common shares
Number of common shares repurchased (in shares)	3.3	14.3	19.0
Weighted-average price per share (in dollars per share)	$ 116.97	$ 118.70	$ 104.99
Amount of repurchase	$ 379	$ 1,700	$ 2,000
Share Repurchase Program (02/01/2020 - 01/31/2021) [Member]
Repurchase of common shares
NCIB February 1, 2020 – January 31, 2021 (in shares)	16.0
Number of common shares repurchased (in shares)	2.0